Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net (Table)

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions/ (Depreciation)	234,000	(56,052)	177,948
Disposals	(51,739)	7,353	(44,386)
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605
Additions/ (Depreciation)	102,637	(63,935)	38,702
Disposals	(77,922)	11,153	(66,769)
Impairment loss	(7,287)	—	(7,287)
Balance at December 31, 2019	$1,704,702	$(356,451)	$1,348,251
Additions/ (Depreciation)	4,756	(66,629)	(61,873)
Balance at December 31, 2020	$1,709,458	$(423,080)	$1,286,378